Note 5 - Loans and Leases - Performance of Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Commercial and Agriculture Portfolio Segment [Member]
Loans receivable		$ 19,173
Commercial and Agriculture Portfolio Segment [Member] | Performing Financial Instruments [Member]
Loans receivable		19,113
Commercial and Agriculture Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Loans receivable		60
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Loans receivable		71,618
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Performing Financial Instruments [Member]
Loans receivable		70,987
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Loans receivable		631
Residential 1 - 4 Family Real Estate [Member]
Loans receivable	109,381	109,607
Residential 1 - 4 Family Real Estate [Member] | Performing Financial Instruments [Member]
Loans receivable	109,103	109,214
Residential 1 - 4 Family Real Estate [Member] | Nonperforming Financial Instruments [Member]
Loans receivable	278	393
Consumer Portfolio Segment [Member]
Loans receivable	6,696	4,664
Consumer Portfolio Segment [Member] | Performing Financial Instruments [Member]
Loans receivable	6,696	4,664
Consumer Portfolio Segment [Member] | Nonperforming Financial Instruments [Member]
Loans receivable